DEBT AND CREDIT FACILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
DEBT AND CREDIT FACILITIES
Schedule of debt and credit facilities

(unaudited) (millions of dollars)	March 31, 2017(b)	Weighted Average Interest Rate for the Quarter Ended March 31, 2017 (b)		December 31, 2016(b)		Weighted Average Interest Rate for the Year Ended December 31, 2016(b)

TC PipeLines, LP
Senior Credit Facility due 2021	110	2.03%		160		1.72%
2013 Term Loan Facility due July 2018	500	2.03%		500		1.73%
2015 Term Loan Facility due September 2018	170	1.93%		170		1.63%
4.65% Unsecured Senior Notes due 2021	350	4.65	%(a)	350		4.65	%(a)
4.375% Unsecured Senior Notes due 2025	350	4.375	%(a)	350		4.375	%(a)
GTN
5.29% Unsecured Senior Notes due 2020	100	5.29	%(a)	100		5.29	%(a)
5.69% Unsecured Senior Notes due 2035	150	5.69	%(a)	150		5.69	%(a)
Unsecured Term Loan Facility due 2019	65	1.73%		65		1.43%
PNGTS
5.90% Senior Secured Notes due December 2018	41	5.90	%(a)	53		5.90	%(a)
Tuscarora
Unsecured Term Loan due 2019	10	1.91%		10		1.64%
3.82% Series D Senior Notes due 2017	12	3.82	%(a)	12		3.82	%(a)

	1,858			1,920
Less: unamortized debt issuance costs and debt discount	8			9
Less: current portion	46			52	(c)

	1,804			1,859

(a)	Fixed interest rate
(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(c)	Includes the PNGTS portion due at December 31, 2016 amounting to $5.5 million that was paid on January 3, 2017

(millions of dollars)	December 31, 2016 (c)		Weighted Average Interest Rate for the Year Ended December 31, 2016 (c)		December 31, 2015 (c)	Weighted Average Interest Rate for the Year Ended December 31, 2015 (c)

TC PipeLines, LP
Senior Credit Facility due 2021	160		1.72%		200	1.44%
2013 Term Loan Facility due 2018	500		1.73%		500	1.44%
2015 Term Loan Facility due 2018	170		1.63%		170	1.47%
4.65% Unsecured Senior Notes due 2021	350		4.65	%(b)	350	4.65	%(b)
4.375% Unsecured Senior Notes due 2025	350		4.375	%(b)	350	4.375	%(b)
GTN
5.29% Unsecured Senior Notes due 2020	100		5.29	%(b)	100	5.29	%(b)
5.69% Unsecured Senior Notes due 2035	150		5.69	%(b)	150	5.69	%(b)
Unsecured Term Loan Facility due 2019	65		1.43%		75	1.15%
PNGTS
5.90% Senior Secured Notes due December 2018	53		5.90	%(b)	69	5.90	%(b)
Tuscarora
Unsecured Term Loan due 2019	10		1.64%		—	—
3.82% Series D Senior Notes due 2017	12		3.82	%(b)	16	3.82	%(b)

	1,920				1,980
Less: unamortized debt issuance costs and debt discount (a)	9				9
Less: current portion	52	(d)			36

	1,859				1,935

(a)

As a result of the application of ASU No. 2015-03 and similar to the presentation of debt discounts, debt issuance costs of $8 million at December 31, 2015 previously reported as other assets in the balance sheet were reclassified as an offset against debt. Refer to Note 3, Accounting Pronouncements.

(b)	Fixed interest rate.
(c)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(d)	Includes the PNGTS portion due at December 31, 2016 amounting to $5.5 million that was paid on January 3, 2017 (Refer to Note 24-Subsequent Events).

Schedule of principal repayments required on debt
(unaudited)
(millions of dollars)

2017	40	(a)
2018	715	(a)
2019	43
2020	100
2021	460
Thereafter	500

	1,858	(a)

(a)	Recast to consolidate PNGTS for all periods presented. (Refer to Note 2).

(millions of dollars)

2017	52	(a)
2018	715	(a)
2019	43
2020	100
2021	510
Thereafter	500

	1,920	(a)

(a)	Recast to consolidate PNGTS for all periods presented. (Refer to Note 2).